Long-Term Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Incentive Plan
Long-Term Incentive Plan

Note 12.Long-Term Incentive Plan

The General Partner has a Long-Term Incentive Plan (“LTIP”) whereby 564,242 common units were initially authorized for issuance.  On June 22, 2012, the Partnership’s common unitholders approved an amendment and restatement of the LTIP (the “Restated LTIP”).  The Restated LTIP: (i) increases the number of common units available for delivery with respect to awards under the LTIP so that, effective June 22, 2012 a total of 4,300,000 common units are available for delivery with respect to awards under the Restated LTIP, (ii) adds a prohibition on repricing of unit options and unit appreciation rights without approval of the Partnership’s unitholders, except in the case of adjustments implemented to reflect certain Partnership transactions, (iii) adds a prohibition on granting unit options or unit appreciation rights with an exercise price less than the fair market value of a common unit on the grant date (other than “substitute awards” granted in substitution for similar awards held by individuals who become employees, consultants and directors of the Partnership or one of its affiliates as a result of a merger, consolidation or acquisition by the Partnership or its affiliate of another entity or the assets of another entity), (iv) permits the granting of fully-vested common units and (v) incorporates certain other non-material ministerial changes.  Any units delivered pursuant to an award under the Restated LTIP may be acquired in the open market, issued by the Partnership, or any combination of the foregoing.  The Restated LTIP provides for awards to employees, consultants and directors of the General Partner and employees and consultants of affiliates of the Partnership who perform services for the Partnership.  The Restated LTIP allows for the award of options, unit appreciation rights, restricted units, phantom units, distribution equivalent rights, unit awards and substitute awards.

Pursuant to the Restated LTIP, the Compensation Committee of the board of directors of the General Partner (“the Committee”) has established a “CEO Authorized LTIP” program pursuant to which the Chief Executive Officer (“CEO”) may grant awards of phantom units without distribution equivalent rights to employees of the General Partner and the Partnership’s subsidiaries who are employed within the United States, other than named executive officers.  The CEO Authorized LTIP program was approved for three consecutive calendar years commencing January 1, 2014, subject to modification or earlier termination by the Committee.  During each calendar year of the program, the CEO is authorized to grant awards of up to an aggregate amount of $2.0 million of phantom units payable in common units upon vesting, and no individual grant may be made for an award valued at the time of grant of more than $550,000, unless otherwise previously approved by the Committee.  Awards granted pursuant to the CEO Authorized LTIP would be for a term of six years and vest in equal tranches at the end of each of the fourth, fifth and sixth anniversary dates of the particular award.

Phantom Unit Awards

On June 27, 2013, the Committee granted a total of 498,112 phantom units under the Restated LTIP to certain employees and non-employee directors of the General Partner.  In connection with the awards, grantees who are employees entered into various forms of a Confidentiality, Non-Solicitation, and Non-Competition Agreement with the General Partner.  The Partnership currently intends and reasonably expects to issue and deliver the common units upon vesting.

The awards granted to employees, with one exception, will vest on a cumulative basis as follows, subject to continued employment: 331/3% on July 1, 2017, 662/3% on July 1, 2018 and 100% on July 1, 2019.  The phantom unit award to one employee will vest on a cumulative basis as follows, subject to continued employment: 331/3% on December 31, 2014, 662/3% on December 31, 2015 and 100% on December 31, 2016.  The awards granted to the non-employee directors will vest on a cumulative basis as follows: 331/3% on December 31, 2014, 662/3% on December 31, 2015 and 100% on December 31, 2016.

Accounting guidance for share-based compensation requires that a non-vested equity share unit awarded to an employee is to be measured at its fair value as if it were vested and issued on the grant date.  The fair value of the award at the June 27, 2013 grant date approximated the fair value of the Partnership’s common unit at that date.

Compensation cost for an award of share-based employee compensation classified as equity, as is the case of the Partnership’s award, is recognized over the requisite service period.  The requisite service period for the Partnership is from June 27, 2013, the grant date, through the vesting dates described above.  The Partnership will recognize as compensation expense for the awards granted to employees and non-employee directors the value of the portion of the award that is ultimately expected to vest over the requisite service period on a straight-line basis.  In accordance with the guidance issued for share-based compensation, the Partnership estimated forfeitures at the time of grant.  Such estimates, which were based on the Partnership’s service history, will be revised, if necessary, in subsequent periods if actual forfeitures differ from estimates.  The Partnership recorded compensation expense related to these awards of approximately $0.9 million for each of the three months ended September 30, 2014 and 2013 and $2.6 million and $0.9 million for the nine months ended September 30, 2014 and 2013, respectively, which is included in selling, general and administrative expenses in the accompanying consolidated statement of income.  The total compensation cost related to the non-vested awards not yet recognized at September 30, 2014 was approximately $15.3 million and is expected to be recognized ratably over the remaining requisite service period.

On August 8, 2014, the CEO granted a total of 29,787 phantom units under the CEO Authorized LTIP to certain employees.  The Partnership currently intends and reasonably expects to issue and deliver the common units upon vesting.

The Partnership recorded compensation expense related to these awards of approximately $33,000 for the three and nine months ended September 30, 2014, which is included in selling, general and administrative expenses in the accompanying consolidated statement of income.  The total compensation cost related to the non-vested awards not yet recognized at September 30, 2014 was approximately $1.1 million and is expected to be recognized ratably over the remaining requisite service period.

Repurchase Program

In May 2009, the board of directors of the General Partner authorized the repurchase of the Partnership’s common units (the “Repurchase Program”) for the purpose of meeting the General Partner’s anticipated obligations to deliver common units under the LTIP and meeting the General Partner’s obligations under existing employment agreements and other employment related obligations of the General Partner (collectively, the “General Partner’s Obligations”).  The General Partner is currently authorized to acquire up to 742,427 of its common units in the aggregate over an extended period of time, consistent with the General Partner’s Obligations.  Common units of the Partnership may be repurchased from time to time in open market transactions, including block purchases, or in privately negotiated transactions.  Such authorized unit repurchases may be modified, suspended or terminated at any time, and are subject to price, economic and market conditions, applicable legal requirements and available liquidity.  Since the Repurchase Program was implemented, the General Partner repurchased 604,724 common units pursuant to the Repurchase Program for approximately $16.7 million, of which approximately $4.4 million was purchased in 2014.

Common units outstanding as reported in the accompanying consolidated financial statements at September 30, 2014 and December 31, 2013 excluded 279,125 and 169,816 common units, respectively, held on behalf of the Partnership pursuant to its Repurchase Program and for future satisfaction of the General Partner’s Obligations.

Note 12. Long-Term Incentive Plan

        The General Partner has a Long-Term Incentive Plan ("LTIP") whereby 564,242 common units were initially authorized for issuance. On June 22, 2012, the Partnership's common unitholders approved an amendment and restatement of the LTIP (the "Restated LTIP"). The Restated LTIP: (i) increases the number of common units available for delivery with respect to awards under the LTIP so that, effective June 22, 2012 a total of 4,300,000 common units are available for delivery with respect to awards under the Restated LTIP, (ii) adds a prohibition on repricing of unit options and unit appreciation rights without approval of the Partnership's unitholders, except in the case of adjustments implemented to reflect certain Partnership transactions, (iii) adds a prohibition on granting unit options or unit appreciation rights with an exercise price less than the fair market value of a common unit on the grant date (other than "substitute awards" granted in substitution for similar awards held by individuals who become employees, consultants and directors of the Partnership or one of its affiliates as a result of a merger, consolidation or acquisition by the Partnership or its affiliate of another entity or the assets of another entity), (iv) permits the granting of fully-vested common units and (v) incorporates certain other non-material ministerial changes. Any units delivered pursuant to an award under the Restated LTIP may be acquired in the open market, issued by the Partnership, or any combination of the foregoing. The Restated LTIP provides for awards to employees, consultants and directors of the General Partner and employees and consultants of affiliates of the Partnership who perform services for the Partnership. The Restated LTIP allows for the award of options, unit appreciation rights, restricted units, phantom units, distribution equivalent rights, unit awards and substitute awards.

  Phantom Unit Awards

        On June 27, 2013, the Compensation Committee of the board of directors of the General Partner granted a total of 498,112 phantom units under the Restated LTIP to certain employees and non-employee directors of the General Partner. In connection with the awards, grantees who are employees entered into various forms of a Confidentiality, Non-Solicitation, and Non-Competition Agreement with the General Partner. The Partnership currently intends and reasonably expects to issue and deliver the common units upon vesting.

        The awards granted to employees, with one exception, will vest on a cumulative basis as follows, subject to continued employment: 33 1/3% on July 1, 2017, 66 2/3% on July 1, 2018 and 100% on July 1, 2019. The phantom unit award to one employee will vest on a cumulative basis as follows, subject to continued employment: 33 1/3% on December 31, 2014, 66 2/3% on December 31, 2015 and 100% on December 31, 2016. The awards granted to the non-employee directors will vest on a cumulative basis as follows: 33 1/3% on December 31, 2014, 66 2/3% on December 31, 2015 and 100% on December 31, 2016.

        Accounting guidance for share-based compensation requires that a non-vested equity share unit awarded to an employee is to be measured at its fair value as if it were vested and issued on the grant date. The fair value of the award at the June 27, 2013 grant date approximated the fair value of the Partnership's common unit at that date.

        Compensation cost for an award of share-based employee compensation classified as equity, as is the case of the Partnership's award, is recognized over the requisite service period. The requisite service period for the Partnership is from June 27, 2013, the grant date, through the vesting dates described above. The Partnership will recognize as compensation expense for the awards granted to employees and non-employee directors the value of the portion of the award that is ultimately expected to vest over the requisite service period on a straight-line basis. In accordance with the guidance issued for share-based compensation, the Partnership estimated forfeitures at the time of grant. Such estimates, which were based on the Partnership's service history, will be revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. The Partnership recorded compensation expense related to these awards of approximately $1.7 million for the year ended December 31, 2013, which is included in selling, general and administrative expenses in the accompanying consolidated statement of income. The total compensation cost related to the non-vested awards not yet recognized at December 31, 2013 was approximately $17.8 million and is expected to be recognized ratably over the remaining requisite service period.

  Previously Granted Phantom Unit Awards

        The Partnership granted phantom unit awards in 2009 and 2008 for which it recorded compensation expense of approximately $0.1 million and $0.4 million for the years ended December 31, 2012 and 2011, respectively, which are included in selling, general and administrative expenses in the accompanying consolidated statements of income. The total compensation cost related to the non-vested awards not yet recognized at December 31, 2013 was $0.

  Status of Non-Vested Units

        The following table presents a summary of the status of the non-vested phantom units:

	Number of Non-vested Units	Weighted Average Grant Date Fair Value
Outstanding non-vested units at December 31, 2012	138,889	$13.01
Granted	498,112	39.29
Vested	(138,889)	13.01
Forfeited	—	—

Outstanding non-vested units at December 31, 2013	498,112	$39.29

  Repurchase Program

        In May 2009, the board of directors of the General Partner authorized the repurchase of the Partnership's common units (the "Repurchase Program") for the purpose of meeting the General Partner's anticipated obligations to deliver common units under the LTIP and meeting the General Partner's obligations under existing employment agreements and other employment related obligations of the General Partner (collectively, the "General Partner's Obligations"). The General Partner is currently authorized to acquire up to 742,427 of its common units in the aggregate over an extended period of time, consistent with the General Partner's Obligations. Common units of the Partnership may be repurchased from time to time in open market transactions, including block purchases, or in privately negotiated transactions. Such authorized unit repurchases may be modified, suspended or terminated at any time, and are subject to price, economic and market conditions, applicable legal requirements and available liquidity. Since the Repurchase Program was implemented, the General Partner repurchased 495,414 common units pursuant to the Repurchase Program for approximately $12.2 million, of which approximately $4.6 million was purchased in 2013.

        At December 31, 2013 and 2012, common units outstanding as reported in the accompanying consolidated financial statements excluded 169,816 and 119,915 common units, respectively, held on behalf of the Partnership pursuant to its Repurchase Program and for future satisfaction of the General Partner's Obligations.